Fees Summary	Dec. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,758,200
Previously Paid Amount	0.00
Total Fee Amount	380.91
Total Offset Amount	0.00
Net Fee	380.91
Narrative - Max Aggregate Offering Price	$ 2,758,200
Final Prospectus	true